Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Cash and cash equivalents [Abstract]
Summary of cash and cash equivalents	Cash and cash equivalents

(in €‘000)	December 31, 2024	December 31, 2023
Cash at banks	160,919	44,585
Total	160,919	44,585